Employee Benefits - Additional Information (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Cash settled	[1]	₨ 4,465	₨ 5,542	₨ 5,590
Total expense of Employee benefits plans		25,565	20,306	19,227
Total expense of provident fund		7,629	3,300	3,038
Provident Fund Obligation [member]
Disclosure of defined benefit plans [line items]
Total expense of provident fund		7,058	6,517	6,265
Defined contribution plans [Member]
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans		11,146	10,584	9,969
Cash Settled RSU [Member]
Disclosure of defined benefit plans [line items]
Cash settled		₨ 0	(9)	₨ 6
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption		₨ 2,228	1,807
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption		₨ (1,914)	(1,565)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption		₨ 1,620	1,189
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption		₨ (1,512)	₨ (1,129)

[1]	Includes ₹ 6, ₹ (9) and ₹ Nil for the years ended March 31, 2024, 2025 and 2026, respectively, towards cash settled ADSs and RSUs.